Transfers (Details) - USD ($)												12 Months Ended
	Nov. 04, 2025	Oct. 31, 2025	Oct. 30, 2025	Oct. 27, 2025	Oct. 24, 2025	May 06, 2025	Apr. 28, 2025	Sep. 25, 2024	Sep. 19, 2024	Sep. 18, 2024	Mar. 08, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Description of Plan [Line Items]
Transfers to the Plan	$ 2,091,396	$ 2,772,189	$ 3,942,118	$ 1,729,190	$ 6,818,035	$ 62,193,429	$ 5,737,541	$ 140,537	$ 755,329	$ 1,407,856	$ 16,487,072	$ 85,283,898	$ 18,790,794